BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of short-term borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Industrial and Commercial Bank of China (1)	—	20,000
Bank of China (2)	—	30,000
Total	—	50,000
(1)

On March 25, 2024, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB20.0 million as working capital for one year, with a maturity date of March 20, 2025. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.

(2)

On December 27, 2023, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 2, 2024 and as a maturity date in January 2, 2025. The loan has a fixed interest rate of 2.85% per annum. The loan is pledged by the Company’s patent rights. The loan was fully repaid upon maturity.

Schedule of long-term borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Agricultural Bank of China	156,730	105,245
Total	156,730	105,245

Less: long-term borrowing-current portion	(28,029)	(29,300)

Long-term borrowing	128,701	75,945

Schedule of future maturities of long-term borrowings

12 months ending December 31,	RMB
2025	29,300
2026	24,829
2027	24,829
2028	24,829
2029	1,040
Thereafter	418
Total long-term borrowings	105,245